Summary of Significant Accounting Policies - Disaggregated revenue (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,999	$ 640	$ 4,785	$ 5,846
Maintenance revenue included in subscription revenue	300	100	600	300
Product revenue
Disaggregation of Revenue [Line Items]
Total revenue	2,502	56	1,279	4,192
Subscription revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,300	459	2,637	1,096
Service revenue
Disaggregation of Revenue [Line Items]
Total revenue	197	125	869	558
Service revenue
Disaggregation of Revenue [Line Items]
Total revenue	65	5
Maintenance revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 132	$ 120	$ 519	$ 422